Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836	57.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38000%	September 15, 2016
Class A-2a Notes	$273,400,000.00	0.950%	August 15, 2018
Class A-2b Notes	$100,000,000.00	0.786%	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.410%	February 15, 2020
Class A-4 Notes	$105,720,000.00	1.740%	February 15, 2021
Class B Notes	$31,570,000.00	2.010%	March 15, 2021
Class C Notes	$21,040,000.00	2.260%	March 15, 2022
Total	$1,052,130,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,672,444.06

Principal:
Principal Collections	$18,800,336.72
Prepayments in Full	$11,790,817.97
Liquidation Proceeds	$135,922.05
Recoveries	$0.00
Sub Total	$30,727,076.74
Collections	$33,399,520.80

Purchase Amounts:
Purchase Amounts Related to Principal	$76,580.85
Purchase Amounts Related to Interest	$161.10
Sub Total	$76,741.95

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,476,262.75

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	5
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$33,476,262.75
Servicing Fee	$796,513.21	$796,513.21	$0.00	$0.00	$32,679,749.54
Interest - Class A-1 Notes	$15,826.53	$15,826.53	$0.00	$0.00	$32,663,923.01
Interest - Class A-2a Notes	$216,441.67	$216,441.67	$0.00	$0.00	$32,447,481.34
Interest - Class A-2b Notes	$69,822.22	$69,822.22	$0.00	$0.00	$32,377,659.12
Interest - Class A-3 Notes	$352,500.00	$352,500.00	$0.00	$0.00	$32,025,159.12
Interest - Class A-4 Notes	$153,294.00	$153,294.00	$0.00	$0.00	$31,871,865.12
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,871,865.12
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$31,818,985.37
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,818,985.37
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$31,779,360.04
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,779,360.04
Regular Principal Payment	$46,854,844.58	$31,779,360.04	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$33,476,262.75

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$31,779,360.04
Total					$31,779,360.04
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$31,779,360.04	$144.19	$15,826.53	$0.07	$31,795,186.57	$144.26
Class A-2a Notes	$0.00	$0.00	$216,441.67	$0.79	$216,441.67	$0.79
Class A-2b Notes	$0.00	$0.00	$69,822.22	$0.70	$69,822.22	$0.70
Class A-3 Notes	$0.00	$0.00	$352,500.00	$1.18	$352,500.00	$1.18
Class A-4 Notes	$0.00	$0.00	$153,294.00	$1.45	$153,294.00	$1.45
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$31,779,360.04	$30.20	$900,389.50	$0.86	$32,679,749.54	$31.06

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$46,854,844.58	0.2125900	$15,075,484.54	0.0684006
Class A-2a Notes	$273,400,000.00	1.0000000	$273,400,000.00	1.0000000
Class A-2b Notes	$100,000,000.00	1.0000000	$100,000,000.00	1.0000000
Class A-3 Notes	$300,000,000.00	1.0000000	$300,000,000.00	1.0000000
Class A-4 Notes	$105,720,000.00	1.0000000	$105,720,000.00	1.0000000
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$878,584,844.58	0.8350535	$846,805,484.54	0.8048487

Pool Information
Weighted Average APR	3.419%	3.397%
Weighted Average Remaining Term	53.69	52.83
Number of Receivables Outstanding	42,203	41,406
Pool Balance	$955,815,850.55	$924,756,973.07
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$892,843,981.39	$863,989,161.36
Pool Factor	0.8501281	0.8225035

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$34,913,909.59
Yield Supplement Overcollateralization Amount	$60,767,811.71
Targeted Overcollateralization Amount	$90,060,122.00
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$77,951,488.53

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	5
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		88	$255,219.89
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$255,219.89
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3204%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0468%
Second Prior Collection Period			0.0704%
Prior Collection Period			0.1905%
Current Collection Period			0.3257%
Four Month Average (Current and Prior Three Collection Periods)			0.1584%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		539	$510,981.74
(Cumulative Recoveries)			$200.00
Cumulative Net Loss for All Collection Periods			$510,781.74
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0454%

Average Realized Loss for Receivables that have experienced a Realized Loss			$948.02
Average Net Loss for Receivables that have experienced a Realized Loss			$947.65

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.76%	293	$7,046,823.94
61-90 Days Delinquent	0.07%	28	$673,872.23
91-120 Days Delinquent	0.02%	6	$173,650.48
Over 120 Days Delinquent	0.02%	4	$185,498.93
Total Delinquent Receivables	0.87%	331	$8,079,845.58

Repossession Inventory:
Repossessed in the Current Collection Period		16	$355,901.51
Total Repossessed Inventory		28	$653,780.86

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0716%
Prior Collection Period			0.0782%
Current Collection Period			0.0918%
Three Month Average			0.0805%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1117%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	5

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer